STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.6%
Banks - 5.5%
Ameris Bancorp	51,061		1,213,209
Essent Group	70,684		1,861,817
First Bancorp	463,542		2,466,043
First Interstate BancSystem, Cl. A	86,116		2,483,585
First Merchants	62,300		1,650,327
			9,674,981
Capital Goods - 9.1%
Advanced Drainage Systems	36,936		1,087,396
Aerojet Rocketdyne Holdings	87,708	[a]	3,668,826
American Woodmark	20,649	[a]	940,975
Builders FirstSource	104,769	[a]	1,281,325
Masonite International	53,753	[a]	2,550,580
Nesco Holdings	194,508	[a,b]	637,986
Quanta Services	62,843		1,994,008
Tennant	24,693		1,430,959
Valmont Industries	23,586		2,499,644
			16,091,699
Commercial & Professional Services - 8.7%
ADT	222,920	[b]	963,014
Clarivate Analytics	314,605	[a]	6,528,054
Clean Harbors	27,899	[a]	1,432,335
Covanta Holding	331,303		2,832,641
Interface	191,116		1,444,837
The Brink's Company	42,788		2,227,115
			15,427,996
Consumer Durables & Apparel - 4.6%
Century Communities	73,453	[a,b]	1,065,803
KB Home	104,085		1,883,939
Skyline Champion	94,746	[a]	1,485,617
Taylor Morrison Home	186,613	[a]	2,052,743
YETI Holdings	79,077	[a,b]	1,543,583
			8,031,685
Consumer Services - 3.2%
Adtalem Global Education	34,584	[a]	926,505
Cracker Barrel Old Country Store	11,228	[b]	934,394
Houghton Mifflin Harcourt	407,336	[a]	765,792
OneSpaWorld Holdings	155,478	[b]	631,241
Papa John's International	44,442	[b]	2,371,870
			5,629,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.6% (continued)
Diversified Financials - 4.1%
FirstCash	40,563		2,909,990
PJT Partners, Cl. A	99,802		4,330,409
			7,240,399
Energy - 3.4%
Ardmore Shipping	149,348		784,077
Euronav	107,295		1,210,288
PBF Energy, Cl. A	217,489		1,539,822
Scorpio Tankers	77,298	[b]	1,477,938
Select Energy Services, Cl. A	292,001	[a]	943,163
			5,955,288
Food, Beverage & Tobacco - 1.3%
Darling Ingredients	119,612	[a]	2,292,962
Health Care Equipment & Services - 5.1%
Acadia Healthcare	117,603	[a,b]	2,158,015
AdaptHealth	72,861	[a,b]	1,165,776
AxoGen	178,335	[a]	1,854,684
Molina Healthcare	7,017	[a]	980,345
Tabula Rasa HealthCare	55,355	[a,b]	2,894,513
			9,053,333
Insurance - 4.7%
Argo Group International Holdings	46,337		1,717,249
Palomar Holdings	65,814	[a]	3,827,742
The Hanover Insurance Group	29,799		2,699,193
			8,244,184
Materials - 9.8%
Alamos Gold, Cl. A	964,967		4,824,835
Cabot	151,386		3,954,202
Eagle Materials	43,150		2,520,823
IAMGOLD	733,320	[a]	1,671,970
Louisiana-Pacific	210,307		3,613,074
Norbord	64,607	[b]	764,947
			17,349,851
Media & Entertainment - 2.4%
Cardlytics	47,923	[a,b]	1,675,388
Nexstar Media Group, Cl. A	28,466	[b]	1,643,342
Sinclair Broadcast Group, Cl. A	56,868	[b]	914,437
			4,233,167
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
Aerie Pharmaceuticals	145,545	[a,b]	1,964,858
Flexion Therapeutics	135,583	[a,b]	1,067,038
Invitae	123,322	[a,b]	1,685,812
Syneos Health	54,752	[a]	2,158,324
TherapeuticsMD	1,553,717	[a,b]	1,646,940
Ultragenyx Pharmaceutical	25,003	[a,b]	1,110,883

Description		Shares		Value ($)
Common Stocks - 95.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.4% (continued)
uniQure		28,559	[a,b]	1,355,125
Xenon Pharmaceuticals		95,239	[a,b]	1,080,010
Zogenix		37,744	[a,b]	933,409
				13,002,399
Real Estate - 4.9%
Colliers International Group		116,391	[a]	5,587,932
Redfin		203,266	[a,b]	3,134,362
				8,722,294
Semiconductors & Semiconductor Equipment - 1.7%
Diodes		74,862	[a]	3,042,017
Software & Services - 6.4%
Cardtronics, Cl. A		69,680	[a,b]	1,457,706
Cloudera		399,536	[a,b]	3,144,348
Everbridge		39,740	[a,b]	4,226,746
Evertec		111,838		2,542,078
				11,370,878
Technology Hardware & Equipment - 2.8%
Ciena		123,168	[a]	4,903,318
Transportation - 8.6%
Knight-Swift Transportation Holdings		148,049	[b]	4,856,007
Scorpio Bulkers		329,707		834,159
SkyWest		130,366		3,414,286
Werner Enterprises		169,763	[b]	6,155,606
				15,260,058
Utilities - 1.9%
Clearway Energy, Cl. C		178,342		3,352,830
Total Common Stocks (cost $230,002,892)				168,879,141

Exchange-Traded Funds - 1.4%
Registered Investment Companies - 1.4%
iShares Russell 2000 ETF (cost $3,257,846)		21,740	[b]	2,488,360
	Maturity Date	Number of Warrants
Warrants - .0%
Capital Goods - .0%
Nesco Holdings (cost $81,518)	1/01/25	67,512		12,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,317,461)	0.40	5,317,461	[c]	5,317,461

Investment of Cash Collateral for Securities Loaned - 7.2%
Registered Investment Companies - 7.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,647,569)	0.40	12,647,569	[c]	12,647,569
Total Investments (cost $251,307,286)		107.2%		189,345,021
Liabilities, Less Cash and Receivables		(7.2%)		(12,644,546)
Net Assets		100.0%		176,700,475

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $50,050,612 and the value of the collateral was $52,293,597, consisting of cash collateral of $12,647,569 and U.S. Government & Agency securities valued at $39,646,028.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	168,879,141	-	-	168,879,141
Exchange-Traded Funds	2,488,360	-	-	2,488,360
Investment Companies	17,965,030	-	-	17,965,030
Warrants	12,490	-	-	12,490

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized depreciation on investments was $61,962,265, consisting of $10,488,995 gross unrealized appreciation and $72,451,260 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.